Organization (Details)	12 Months Ended
Dec. 31, 2012 metro_fiber_ring segment route_fiber_mile
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Number of reportable segments	2
Number of route fiber miles	28,800
Number of metro fiber rings	90
Number of enterprise-class data centers	4
Minimum percentage of IP coverage in United States	90.00%